Description of Organization and Business Operations - Liquidity and Going Concern (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 03, 2023	Dec. 21, 2022
Description of Organization and Business Operations (Details) [Line Items]
Notes payable		$ 6,494,051	$ 6,325,178
Seven GC Co Holdings INC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Working capital	$ 7,626,337	3,200,000
Unrealized gain (loss) on investments	1,100,000	1,100,000
Cash withdrawn from trust account to pay tax obligations	1,100,000	1,100,000
Tax obligations can be withdrawn from the trust account		111,000
Operating cash account	399,511	1,000,000
Notes payable		900,000
Convertible loan from related party	2,300,000	1,100,000	0
Amount Withdrawn For Redemptions	18,000,000
Cash Withdrawn From Trust Account For Redemptions	180,900,000	180,858,526	$ 0
Seven GC Co Holdings INC [Member] | Working Capital Loan [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt Instrument, Face Amount				$ 500,000
Seven GC Co Holdings INC [Member] | Sponsor Member | Unsecured Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity					$ 500,000
Notes payable	500,000	200,000
Seven GC Co Holdings INC [Member] | Sponsor Member | Extension Drawdowns [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity	1,800,000	1,800,000			1,800,000
Notes payable	1,800,000	900,000
Seven GC Co Holdings INC [Member] | Sponsor Member | Working Capital Drawdowns and Extension Drawdowns [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity	$ 2,300,000	$ 2,300,000			$ 2,300,000